NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Financial Income and Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Income from short term deposits	€ 13	€ 12	€ 7
Gains on change in fair value of derivatives	1,175	652	0
Other financial income	4,234	225	2,940
Financial income	5,422	889	2,947
Amortized cost of convertible notes	(1,566)	(1,684)	0
Financial expenses on lease liability	(305)	(336)	(343)
Interest expense related to borrowings	(267)	(142)	(148)
Other financial expenses	(564)	(3,192)	(1,042)
Financial expenses	(2,702)	(5,354)	(1,533)
Financial income (loss)	€ 2,720	€ (4,465)	€ 1,414